SEGMENTED INFORMATION - Significant customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segmented Information
Metal sales	$ 3,729.4	$ 4,213.4
Percentage of total metal sales	45.20%	37.40%
Customers exceeding 10% of annual metal sales
Segmented Information
Metal sales	$ 1,686.0	$ 1,575.6
Customer 1
Segmented Information
Metal sales	458.0	648.6
Customer 2
Segmented Information
Metal sales	452.7	498.5
Customer 3
Segmented Information
Metal sales	397.8	428.5
Customer 4
Segmented Information
Metal sales	377.5
Fort Knox | Operating segments
Segmented Information
Metal sales	473.3	422.9
Fort Knox | Operating segments | Customer 1
Segmented Information
Metal sales	29.9	36.1
Fort Knox | Operating segments | Customer 2
Segmented Information
Metal sales	63.1	17.6
Fort Knox | Operating segments | Customer 3
Segmented Information
Metal sales	95.3	73.1
Fort Knox | Operating segments | Customer 4
Segmented Information
Metal sales	4.7
Round Mountain | Operating segments
Segmented Information
Metal sales	466.6	565.5
Round Mountain | Operating segments | Customer 1
Segmented Information
Metal sales	59.9	83.7
Round Mountain | Operating segments | Customer 2
Segmented Information
Metal sales	22.5	22.9
Round Mountain | Operating segments | Customer 3
Segmented Information
Metal sales	83.2	81.6
Round Mountain | Operating segments | Customer 4
Segmented Information
Metal sales	28.9
Bald Mountain | Operating segments
Segmented Information
Metal sales	352.1	330.5
Bald Mountain | Operating segments | Customer 1
Segmented Information
Metal sales	51.5	48.3
Bald Mountain | Operating segments | Customer 2
Segmented Information
Metal sales	44.4	14.9
Bald Mountain | Operating segments | Customer 3
Segmented Information
Metal sales	38.2	43.7
Bald Mountain | Operating segments | Customer 4
Segmented Information
Metal sales	34.9
Paracatu | Operating segments
Segmented Information
Metal sales	987.9	960.7
Paracatu | Operating segments | Customer 1
Segmented Information
Metal sales	72.7	109.4
Paracatu | Operating segments | Customer 2
Segmented Information
Metal sales	112.4	54.3
Paracatu | Operating segments | Customer 3
Segmented Information
Metal sales	180.2	121.5
Paracatu | Operating segments | Customer 4
Segmented Information
Metal sales	49.0
Kupol | Operating segments
Segmented Information
Metal sales	862.8	904.6
Kupol | Operating segments | Customer 1
Segmented Information
Metal sales	128.8	100.6
Kupol | Operating segments | Customer 2
Segmented Information
Metal sales	57.9	225.5
Kupol | Operating segments | Customer 4
Segmented Information
Metal sales	122.6
Tasiast | Operating segments
Segmented Information
Metal sales	314.7	718.0
Tasiast | Operating segments | Customer 1
Segmented Information
Metal sales	63.7	233.1
Tasiast | Operating segments | Customer 2
Segmented Information
Metal sales	108.3	109.3
Tasiast | Operating segments | Customer 3
Segmented Information
Metal sales		45.0
Tasiast | Operating segments | Customer 4
Segmented Information
Metal sales	55.5
Chirano | Operating segments
Segmented Information
Metal sales	267.0	295.1
Chirano | Operating segments | Customer 1
Segmented Information
Metal sales	50.3	36.8
Chirano | Operating segments | Customer 2
Segmented Information
Metal sales	44.1	54.0
Chirano | Operating segments | Customer 3
Segmented Information
Metal sales		61.9
Chirano | Operating segments | Customer 4
Segmented Information
Metal sales	81.9
Corporate and other
Segmented Information
Metal sales	5.0	16.1
Corporate and other | Operating segments | Customer 1
Segmented Information
Metal sales	1.2	0.6
Corporate and other | Operating segments | Customer 3
Segmented Information
Metal sales	$ 0.9	$ 1.7